Asset Acquisition (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	0 Months Ended		9 Months Ended	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Apr. 05, 2013 CleanFutures License Agreement	Apr. 05, 2013 ATAH	Sep. 30, 2013 ATAH	Mar. 31, 2014 ATAH Bright Automotive	Sep. 30, 2013 ATAH Bright Automotive	Mar. 31, 2013 ATAH Bright Automotive
Aggregate purchase price								$ 500,000
Cash payment to acquire assets				100,000		25,000	25,000	250,000
Notes payable disbursed for acquisition								250,000
Shares issued for acquisition, shares			1,850,000	6,000,000		277,778	27,778	305,556
Shares issued for acquisition, value		4,408,945	962,000	3,120,000				326,945
Notes payable assumed in acquisition				400,000
Debt extinguished with issuance of company stock					400,000
Share price			$ 0.52
Amortization expense	$ 78,290	$ 152,075